Commitments Commitments - Shipbuilding, Operating Leases, and Port Facilities and Other Commitments (Detail) $ in Millions	Nov. 30, 2017 USD ($)
Shipbuilding
Shipbuilding commitments future minimum payments due in 2018	$ 2,919
Shipbuilding commitments future minimum payments due in 2019	3,819
Shipbuilding commitments future minimum payments due in 2020	3,569
Shipbuilding commitments future minimum payments due in 2021	2,628
Shipbuilding commitments future minimum payments due in 2022	2,357
Shipbuilding commitments future minimum payments due thereafter	0
Shipbuilding commitments future minimum payments due	15,292
Operating leases
Operating leases future minimum payments due in 2018	49
Operating leases future minimum payments due in 2019	47
Operating leases future minimum payments due in 2020	43
Operating leases future minimum payments due in 2021	34
Operating leases future minimum payments due in 2022	32
Operating leases future minimum payments due thereafter	170
Operating leases future minimum payments due	375
Port facilities and other
Port facilities and other contractual commitments due in 2018	190
Port facilities and other contractual commitments due in 2019	182
Port facilities and other contractual commitments due in 2020	162
Port facilities and other contractual commitments due in 2021	157
Port facilities and other contractual commitments due in 2022	151
Port facilities and other contractual commitments due thereafter	926
Port facilities and other contractual commitments due	1,768
Leases And Other Future Minimum Payments
Leases and other future minimum payments due in 2018	3,158
Leases and other future minimum payments due in 2019	4,048
Leases and other future minimum payments due in 2020	3,774
Leases and other future minimum payments due in 2021	2,819
Leases and other future minimum payments due in 2022	2,540
Leases and other future minimum payments due thereafter	1,096
Leases and other future minimum payments due	$ 17,435